Paul Hastings LLP

55 Second Street

Twenty-Fourth Floor

San Francisco, CA 94105-3441

telephone (415) 856-7000

facsimile (415) 856-7100

www.paulhastings.com

March 21, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan West Funds - File Nos. 33-18737 and 811-07989

Ladies and Gentlemen:

On behalf of the Metropolitan West Funds (the “Trust”), we hereby submit the enclosed XBRL document with respect to the Metropolitan West AlphaTrak 500 Fund, a series of the Trust, which is being filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended. This filing reflects an update to the XBRL document filed as part of Post-Effective Amendment No. 53 on August 15, 2016.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth
for PAUL HASTINGS LLP

cc: Metropolitan West Funds